                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [ ] ; Amendment Number: __________
    This Amendment (Check only one.):   [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sound Shore Management, Inc.
          ----------------------------
Address:  8 Sound Shore Drive, Suite 180
          ------------------------------
          Greenwich, CT 06830
          -------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shanna S. Sullivan
        ------------------
Title:  Vice President
        --------------
Phone:  (203) 629-1980
        --------------

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan        Greenwich, CT              May 10, 2010
  ----------------------   ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name
       028-01190                 Frank Russell Company
       028-05788                 Natixis Asset Management Advisors, L.P.

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                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:            2
                                         -----------
Form 13F Information Table Entry Total:      53
                                         -----------
Form 13F Information Table Value Total:  $6,832,705
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name
 1       028-01190       Frank Russell Company
 2       028-05788       Natixis Asset Management Advisors, L.P.

               Reporting Manager: Sound Shore Management, Inc.,
              8 Sound Shore Drive, Suite 180, Greenwich, CT 06830

                                                                      3/31/2010

                      Item 2                                 Item 6 Investment Discretion          Item 8 Voting Authority
                      Title   Item 3     Item 4              ----------------------------          -----------------------
      Item 1            of    Cusip    Mkt. Value   Item 5      Sole       Shared   Other Item 7    Sole    Shared    None
   Name of Issuer     Class   Number    x $1000     Shares      (A)         (B)      (C)  Mgrs.     (A)      (B)      (C)
   --------------     ------  ------   ----------   ------   ----------   --------- ----- ------ ---------- ------ ----------
Abbott
 Laboratories........ COMMON 002824100   163,804   3,109,410  2,962,872     146,538   0           2,353,072   0       756,338
AES Corporation...... COMMON 00130H105   170,156  15,468,712 14,742,056     726,656   0          11,701,556   0     3,767,156
AllianceBernstein
 Holding............. COMMON 01881G106       368      12,000     12,000           0   0              12,000   0             0
Apollo Group, Inc.... COMMON 037604105   165,951   2,707,642  2,578,301     129,341   0           2,024,201   0       683,441
Applied Materials.... COMMON 038222105   147,807  10,975,117 10,453,570     521,547   0           8,302,470   0     2,672,647
Baker Hughes Inc..... COMMON 057224107   153,910   3,285,874  3,129,761     156,113   0           2,484,461   0       801,413
Bank of America
 Corporation......... COMMON 060505104   186,103  10,425,927 10,425,927           0   0           8,279,727   0     2,146,200
Baxter International
 Inc................. COMMON 071813109   140,152   2,408,107  2,299,914     108,193   0           1,835,614   0       572,493
Boston Scientific
 Corporation......... COMMON 101137107       173      24,000     24,000           0   0              24,000   0             0
Chubb
 Corporation......... COMMON 171232101       259       5,000      5,000           0   0               5,000   0             0
CitiGroup, Inc....... COMMON 172967101   204,304  50,445,515 48,106,918   2,338,597   0          38,152,118   0    12,293,397
Coca Cola
 Company............. COMMON 191216100   175,617   3,193,030  3,046,673     146,357   0           2,420,173   0       772,857
Comcast Corporation
 Class A............. COMMON 20030N101   189,548  10,066,286  9,604,397     461,889   0           7,621,497   0     2,444,789
ConocoPhillips,
 Inc................. COMMON 20825C104   197,319   3,856,143  3,678,149     177,994   0           2,919,549   0       936,594
Credit Suisse
 Group............... COMMON 225401108   182,626   3,554,425  3,392,753     161,672   0           2,688,953   0       865,472
Devon Energy
 Corporation......... COMMON 25179M103   140,798   2,185,281  2,088,453      96,828   0           1,652,953   0       532,328
DIRECTV Group
 Inc................. COMMON 25459L106       866      25,626     25,626           0   0              25,626   0             0
eBay Inc............. COMMON 278642103   164,046   6,083,096  5,801,473     281,623   0           4,601,573   0     1,481,523
El Paso
 Corporation......... COMMON 28336L109   151,277  13,955,471 13,291,178     664,293   0          10,548,078   0     3,407,393
EQT Corporation...... COMMON 26884L109   195,313   4,763,728  4,547,876     215,852   0           3,607,376   0     1,156,352
Exelon
 Corporation......... COMMON 30161N101   190,526   4,348,905  4,152,414     196,491   0           3,297,414   0     1,051,491
Frontier
 Communications
 Co.................. COMMON 35906A108       286      38,500     38,500           0   0              38,500   0             0
Genzyme
 Corporation......... COMMON 372917104   180,237   3,477,471  3,313,658     163,813   0           2,632,458   0       845,013
Hess Corporation..... COMMON 42809H107   162,689   2,600,945  2,479,158     121,787   0           1,967,258   0       633,687
Intl Business
 Machines............ COMMON 459200101       263       2,048      2,048           0   0               2,048   0             0
Intuit Inc........... COMMON 461202103   141,708   4,129,011  3,929,027     199,984   0           3,117,627   0     1,011,384
JetBlue Airways
 Corporation......... COMMON 477143101       307      55,000     55,000           0   0              55,000   0             0
Lowe's Companies,
 Inc................. COMMON 548661107       236       9,750      9,750           0   0               9,750   0             0
Marathon Oil
 Corporation......... COMMON 565849106   158,460   5,008,220  4,777,240     230,980   0           3,790,740   0     1,217,480
Marsh & McLennan
 Companies........... COMMON 571748102   158,926   6,508,015  6,205,939     302,076   0           4,923,239   0     1,584,776
Merck & Co. Inc...... COMMON 589331107       314       8,400      8,400           0   0               8,400   0             0
Microsoft Corp....... COMMON 594918104   203,876   6,961,208  6,634,009     327,199   0           5,265,609   0     1,695,599
Morgan Stanley....... COMMON 617446448   169,828   5,798,164  5,525,526     272,638   0           4,392,926   0     1,405,238
Newmont Mining
 Corporation......... COMMON 651639106   160,652   3,154,363  3,004,438     149,925   0           2,384,738   0       769,625
Novartis AG ADR...... COMMON 66987V109   174,141   3,218,878  3,072,542     146,336   0           2,432,342   0       786,536
Pfizer Inc........... COMMON 717081103   209,897  12,238,918 11,678,557     560,361   0           9,271,757   0     2,967,161
Phillip Morris
 International....... COMMON 718172109       373       7,150      7,150           0   0               7,150   0             0
Qualcomm Inc......... COMMON 747525103   192,760   4,593,906  4,390,165     203,741   0           3,482,765   0     1,111,141
Charles Schwab
 Corporation......... COMMON 808513105   140,603   7,522,904  7,179,611     343,293   0           5,698,611   0     1,824,293
Southwest Airlines
 Company............. COMMON 844741108   106,945   8,089,671  7,706,126     383,545   0           6,118,626   0     1,971,045
State Street
 Corporation......... COMMON 857477103   172,182   3,814,390  3,641,040     173,350   0           2,889,540   0       924,850
Sunoco, Inc.......... COMMON 86764P109    46,671   1,570,888  1,513,983      56,905   0           1,198,883   0       372,005
Symantec
 Corporation......... COMMON 871503108   133,216   7,869,796  7,485,591     384,205   0           5,941,491   0     1,928,305
TJX Companies,
 Inc................. COMMON 872540109       776      18,250     18,250           0   0              18,250   0             0
Texas Instruments
 Inc................. COMMON 882508104   198,800   8,124,229  7,729,233     394,996   0           6,139,033   0     1,985,196
Time Warner, Inc.
 New................. COMMON 887317303   108,048   3,455,310  3,286,745     168,565   0           2,606,745   0       848,565
UnitedHealth Group
 Inc................. COMMON 91324P102   134,793   4,125,893  3,934,035     191,858   0           3,120,535   0     1,005,358
Valero Energy
 Corporation......... COMMON 91913Y100   208,989  10,608,561 10,121,024     487,537   0           8,032,524   0     2,576,037
Wal-Mart Stores,
 Inc................. COMMON 931142103   210,759   3,790,630  3,616,462     174,168   0           2,871,162   0       919,468
Washington Post
 Company............. COMMON 939640108   146,392     329,577    314,845      14,732   0             247,449   0        82,128
XTO Energy, Inc...... COMMON 98385X106       236       5,000      5,000           0   0               5,000   0             0
Invesco Ltd.......... COMMON G491BT108   200,424   9,147,591  8,727,691     419,900   0           6,904,091   0     2,243,500
Flextronics
 International....... COMMON Y2573F102   187,994  23,978,888 22,870,665   1,108,223   0          18,116,665   0     5,862,223
Totals:..............     53
                                       6,832,705
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